Property, Plant And Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 51,190	$ 48,672
Accumulated Depreciation	(13,374)	(12,674)
Net Book Value	37,816	35,998
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	12,321	11,921
Accumulated Depreciation	(3,359)	(3,223)
Net Book Value	8,962	8,698
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	5,838	5,546
Accumulated Depreciation	(1,504)	(1,422)
Net Book Value	4,334	4,124
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	17,104	15,888
Accumulated Depreciation	(3,610)	(3,413)
Net Book Value	13,494	12,475
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,453	2,360
Accumulated Depreciation	(756)	(719)
Net Book Value	1,697	1,641
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	7,014	6,441
Accumulated Depreciation	(2,691)	(2,550)
Net Book Value	4,323	3,891
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,362	4,178
Accumulated Depreciation	(1,454)	(1,347)
Net Book Value	2,908	2,831
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,759	2,012
Accumulated Depreciation	0	0
Net Book Value	1,759	2,012
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	339	326
Accumulated Depreciation	0	0
Net Book Value	$ 339	$ 326